RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Asset And Operating Lease Liabilities
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	Years ended December 31,
	2023	2024
Years Ended December 31,	S$’000	S$’000

2024	38	-
2025	38	38
Total operating lease payment	76	38
Less: Imputed interest	(4)	(1)
Present value of operating lease liabilities	72	37

Operating lease liabilities – current	37	37
Operating lease liabilities – non-current	35	-